UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1.	Reports to Stockholders.

LETTER TO SHAREHOLDERS

During the period since inception on October 20, 2014 through March 31, 2015, Causeway International Small Cap Fund’s (the “Fund” or “Fund’s) Institutional Class returned 7.70% and Investor Class returned 7.60%, compared to 5.02% for the MSCI All Country World ex USA Small Cap Index (“Index”).

Performance Review

The Fund outperformed the Index during the period. To evaluate stocks in our investable universe, our multi-factor quantitative model examines four broad factor categories: valuation, earnings growth, technical indicators, and quality. Our earnings growth and technical indicators factors were the primary drivers of outperformance, as stocks with positive earnings revisions and momentum continued to draw interest from the market. While less impactful, our financial strength factor was also a positive contributor during the period. As we believe we are currently witnessing the characteristics of a late-stage bull market, where valuations appear quite stretched, we saw flat performance of our value factor during the period – investors appear hesitant to significantly increase exposure to valuation factors without reassurance of a cyclical upturn. From a sector perspective, stock selection in the industrials, financials, and information technology sectors contributed the most to relative performance versus the Index, while holdings in the utilities, energy, and health care sectors were the largest relative detractors. The top individual contributors to outperformance included overweight positions in bakery retailer, Greggs Plc (United Kingdom), alternative investment provider, Man Group Plc (United Kingdom), semiconductor services provider, BE Semiconductor Industries NV (Netherlands), electronic equipment manufacturer, Foster Electric Company, Limited (Japan), and marine shipping & logistics company, Wan Hai Lines Ltd. (Taiwan). The top detractors from relative performance were overweight positions in electric utility provider, Light SA (Brazil), pharmaceutical producer, Medivir AB (Sweden), and three energy exploration & production companies, Fred. Olsen Energy ASA (Norway), Tethys Oil (Sweden), and Transglobe Energy Corp. (Canada).

Significant Portfolio Changes

In light of the Fund’s inception in October 2014, all existing positions and exposures were initiated during the period. Our bottom-up quantitative security selection model guides the Fund’s exposure to industry groups and countries. As of March 31, 2015, the Fund’s largest overweights (relative to the Index) by industry group were toward transportation, technology hardware & equipment, and diversified financials; while the Fund’s largest underweights (relative to the Index) were to capital goods, materials, and real estate. From a country perspective, the largest active country overweights were to Sweden, Thailand, and China, while the largest active country underweights were to Japan, the United Kingdom, and Switzerland.

The largest positions in the Fund at the end of the period included automobile and automobile services provider, Bilia AB (Sweden), bank, PT Bank Tbk (Indonesia), electronic equipment manufacturer, Foster Electric Company, Limited (Japan), motorway & infrastructure construction company, ASTM SpA (Italy), and pharmaceutical developer, Recipharm AB (Sweden).

2	Causeway International Small Cap Fund

Investment Outlook

Even though smaller companies typically exhibit higher volatility than their larger counterparts – especially during periods of market uncertainty – Causeway’s attention to risk seeks to mitigate this concern. The Fund’s exposure constraints, breadth of coverage, and focus on tracking error are designed to reduce the risks inherent in extreme positioning. In addition, our proprietary risk model, which rewards stocks for reducing risks elsewhere in the portfolio, seeks to minimize the systematic volatility of the portfolio.

Many international large capitalization companies have a significant presence in the United States. International smaller capitalization stocks, on the other hand, typically generate a greater share of revenue in their domestic markets. As a result, we believe that for a US-based investor, a portfolio of international smaller capitalization securities can offer more diversification benefits relative to a portfolio of international large cap stocks. In addition, smaller capitalization stocks from different countries tend to be generally uncorrelated, helping to reduce portfolio volatility in a geographically diversified fund. With over 100 stocks invested in over 25 countries spanning both developed and emerging markets, the Fund is assembled with breadth in mind to seek to limit the idiosyncratic risk of any one security. Smaller capitalization companies tend to represent young, risky, and potentially high-growth investment opportunities in the United States, whereas, outside the U.S., smaller capitalization companies tend to be more established and less volatile companies than their U.S. counterparts that just happen to be smaller. Our quantitative portfolio construction seeks to examine the incremental risks associated with each position and to optimize the risk-adjusted expected return of the overall portfolio.

We thank you for your confidence in Causeway International Small Cap Fund, and look forward to serving you in the future.

April 30, 2015

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Causeway International Small Cap Fund	3

As of March 31, 2015, the gross expense ratio was 1.83% for the Institutional Class and 2.08% for the Investor Class.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies involve additional risks and typically exhibit higher volatility. Diversification does not prevent all investment losses.

4	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)*

March 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 6.1%
CSR Ltd.	8,589	$26
Downer EDI Ltd.	39,771	135
Echo Entertainment Group Ltd.	7,911	27
Evolution Mining Ltd.	217,036	140
Fairfax Media Ltd.	35,676	26
Monadelphous Group Ltd.	2,321	18
OZ Minerals Ltd.	19,622	58
Sigma Pharmaceuticals Ltd.	38,370	26

		456

Austria — 0.6%
Austria Technologie & Systemtechnik AG	2,923	46

Belgium — 0.9%
Exmar NV	6,363	65

Canada — 6.3%
AGF Management Ltd., Class B	2,800	18
Air Canada, Class B1	900	9
Celestica Inc.[1]	4,500	50
Dream Office Real Estate Investment Trust[2]	1,000	20
Just Energy Group Inc.	5,600	26
Morguard Real Estate Investment Trust[2]	1,900	26
Northern Property Real Estate Investment Trust[2]	1,500	28
RONA Inc.	2,000	26
Transcontinental Inc., Class A	9,400	130
TransGlobe Energy Corp.	17,900	64
Yellow Pages Ltd.[1]	6,200	75

		472

China — 8.7%
Huangshan Tourism Development Co. Ltd., Class B	55,900	96
KWG Property Holding Ltd.	196,000	139
Lao Feng Xiang Co. Ltd., Class B	42,152	145

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

China — (continued)
Poly Property Group Co. Ltd.	150,000	$73
Shanghai Jinjiang International Industrial Investment Co., Ltd., Class B	22,300	30
Shanghai Mechanical and Electrical Industry Ltd., Class B	58,300	145
Skyworth Digital Holdings Ltd.	28,000	22

		650

Denmark — 0.5%
Dfds A	336	36

France — 1.9%
Boiron S.A.	543	58
Sartorius Stedim Biotech	381	81

		139

Germany — 2.1%
Deutsche Beteiligungs AG	1,459	47
Nemetschek AG	259	34
Patrizia Immobilien AG1	2,278	41
VTG AG	1,323	32

		154

Indonesia — 2.3%
Agung Podomoro Land	482,900	16
Bank Pembangunan Daerah Jawa Barat Dan Banten	2,049,900	157

		173

Ireland — 1.2%
Aer Lingus Group PLC	37,346	93

Italy — 3.0%
ASTM SpA	10,588	150
Banca IFIS SpA	3,608	75

		225

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — 16.1%
Alpine Electronics Inc.	3,600	$60
Alps Electric Co. Ltd.	2,400	58
Arcs Co. Ltd.	2,300	55
CONEXIO Corp.	2,400	21
DTS Corp.	400	8
EDION Corp.	3,700	28
Foster Electric Co. Ltd.	6,000	149
Funai Electric Co. Ltd.	8,500	98
Geo Holdings Corp.	6,000	63
Japan Aviation Electronics Industry Ltd.	1,000	24
JVC Kenwood Corp.	2,500	8
Kawasaki Kisen Kaisha Ltd.	16,000	43
K’s Holdings Corp.	1,600	52
Mitsumi Electric Co Ltd.	8,200	61
Nichi-iko Pharmaceutical Co. Ltd.	1,500	35
Senko Co. Ltd.	6,000	39
Shindengen Electric Manufacturing Co. Ltd.	1,000	5
Sojitz Corp.	75,100	126
Taiyo Yuden Co. Ltd.	2,800	41
Takasago Thermal Engineering Co. Ltd.	2,100	26
Toda Corp.	6,000	25
Tokai Rika Co. Ltd.	2,400	55
Towa Pharmaceutical Co. Ltd.	600	34
UKC Holdings Corp.	1,600	28
Yaoko Co. Ltd.	800	30
Yuasa Trading Co. Ltd.	1,400	29

		1,201

Netherlands — 1.6%
BE Semiconductor Industries NV	3,823	122

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

New Zealand — 4.2%
Air New Zealand Ltd.	73,676	$150
Chorus Ltd.[1]	62,523	133
Fisher & Paykel Healthcare Corp. Ltd.	5,995	30

		313

Norway — 1.4%
Aker ASA, Class A	4,846	106

Philippines — 1.7%
Cebu Air Inc.	66,910	127

Singapore — 0.1%
Mapletree Logistics Trust[2]	8,300	8

South Africa — 1.6%
Emira Property Fund[2]	30,360	45
Telkom SA Ltd.	11,228	73

		118

South Korea — 1.2%
Daeduck GDS Co. Ltd.	2,494	31
Korea Petrochemical Industries Co. Ltd.	617	60

		91

Spain — 2.0%
Corp. Financiera Alba SA	2,006	97
Duro Felguera SA	5,297	21
Mediaset Espana Comunicacion SA	2,240	28

		146

Sweden — 7.1%
Axfood AB	2,177	115
Bilia AB, Class A	4,402	158
Hemfosa Fastigheter AB	2,255	52
Hexpol AB	340	34
Recipharm AB, Class B1	6,949	148

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Sweden — (continued)
SAS AB1	12,363	$23

		530

Switzerland — 0.5%
ams AG	749	36

Taiwan — 6.3%
Coretronic Corp.	58,000	89
Elitegroup Computer Systems Co. Ltd.	117,000	122
Taiwan Surface Mounting Technology Co. Ltd.	23,000	29
Wan Hai Lines Ltd.	77,000	95
WT Microelectronics Co. Ltd.	89,479	138

		473

Thailand — 5.0%
AP Thailand	34,200	8
Asia Plus Group Holdings Securities	1,062,000	126
Bangchak Petroleum PCL/The	18,600	19
Hana Microelectronics	93,900	127
Krungthai Card	32,100	95

		375

Turkey — 1.4%
Cimsa Cimento Sanayi VE Ticaret AS	17,315	102

United Kingdom — 10.9%
Debenhams PLC	32,090	36
Go-Ahead Group PLC	204	7
Greggs PLC	10,021	151
Hargreaves Services PLC	4,698	29
Home Retail Group PLC	45,532	111
Indivior PLC[1]	39,878	112
Intermediate Capital Group PLC	4,159	31
Lancashire Holdings Ltd.	6,853	64
Lookers PLC	12,398	26

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SCHEDULE OF INVESTMENTS (000)* (concluded)

March 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)
Man Group PLC	54,532	$165
Micro Focus International PLC	1,427	25
Northgate PLC	3,411	30
Playtech PLC	2,310	27

		814

Total Common Stock
(Cost $6,421) — 94.7%		7,071

EXCHANGE TRADED FUND
Market Vectors India Small-Cap Index ETF	6,000	283

Total Exchange Traded Fund
(Cost $267) — 3.8%		283

PREFERENCE STOCK
Italy — 0.6%
Unipol Gruppo Finanziario SpA	8,514	45

Total Preference Stock
(Cost $36) — 0.6%		45

Total Investments — 99.1%
(Cost $6,724)		7,399

Other Assets in Excess of Liabilities — 0.9%		70

Net Assets — 100.0%		$7,469

*	Except for share data.
1	Non-income producing security.
2	Real Estate Investment Trust
ETF	Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

SECTOR DIVERSIFICATION

As of March 31, 2015, the sector diversification was as follows (Unaudited):

Causeway International Small Cap Fund	Common Stock	Preference Stock	% of Net Assets

Industrials	18.3%	0.0%	18.3%

Financials	16.5	0.6	17.1

Consumer Discretionary	16.9	0.0	16.9

Information Technology	15.4	0.0	15.4

Health Care	8.4	0.0	8.4

Materials	6.9	0.0	6.9

Consumer Staples	4.7	0.0	4.7

Telecommunication Services	2.8	0.0	2.8

Energy	2.4	0.0	2.4

Utilities	2.4	0.0	2.4

Total	94.7	0.6	95.3

Exchange Traded Fund			3.8

Other Assets in Excess of Liabilities			0.9

Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

3/31/15
ASSETS:
Investments at Value (Cost $6,724)	$7,399
Receivable for Investment Securities Sold	396
Foreign Currency (Cost $44)	44
Receivable for Dividends	39
Receivable Due from Adviser	9
Prepaid Expenses	2
Unrealized Appreciation on Spot Foreign Currency Contracts	1

Total Assets	7,890

LIABILITIES:
Payable for Investment Securities Purchased	291
Due to Custodian	90
Payable Due to Administrator	2
Unrealized Depreciation on Spot Foreign Currency Contracts	1
Other Accrued Expenses	37

Total Liabilities	421

Net Assets	$7,469

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$6,957
Undistributed Net Investment Income	37
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(201)
Net Unrealized Appreciation on Investments	675
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1

Net Assets	$7,469

Net Asset Value Per Share (based on net assets of $6,768,344 ÷ 628,427 shares) — Institutional Class	$10.77

Net Asset Value Per Share (based on net assets of $700,550 ÷ 65,094 shares) — Investor Class	$10.76

*	Except for Net Asset Value per share data.

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/20/14* to 3/31/15
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $7)	$77

Total Investment Income	77

EXPENSES:
Investment Advisory Fees	30
Transfer Agent Fees	26
Custodian Fees	22
Professional Fees	11
Administration Fees	9
Printing Fees	8
Pricing Fees	4
Shareholder Service Fees — Investor Class	1
Registration Fees	1

Total Expenses	112

Waiver of Investment Advisory Fees	(30)
Reimbursement of Other Expenses	(42)

Total Waiver and Reimbursement	(72)

Net Expenses	40

Net Investment Income	37

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(197)
Net Realized Loss from Foreign Currency Transactions	(4)
Net Unrealized Appreciation on Investments	675
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	475

Net Increase in Net Assets Resulting from Operations	$512

*	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

STATEMENT OF CHANGES IN NET ASSETS (000)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/20/14* to 3/31/15 (Unaudited)
OPERATIONS:
Net Investment Income	$37
Net Realized Loss on Investments	(197)
Net Realized Loss from Foreign Currency Transactions	(4)
Net Unrealized Appreciation on Investments	675
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1

Net Increase in Net Assets Resulting From Operations	512

Net Increase in Net Assets Derived from Capital Share Transactions(1)	6,957

Total Increase in Net Assets	7,469

NET ASSETS:
Beginning of Period	—

End of Period	$7,469

Undistributed Net Investment Income	$37

(1)	See Note 7 in the Notes to Financial Statements.
*	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

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FINANCIAL HIGHLIGHTS

For the period ended March 31, 2015 (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway International Small Cap Fund†
Institutional
2015(1)(2)	10.00	0.06	0.71	0.77	—	—	—	—
Investor
2015(1)(2)	10.00	0.06	0.70	0.76	—	—	—	—

(1)	Commenced operations on October 20, 2014.
(2)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
†	Per share amounts calculated using average shares method.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

16	Causeway International Small Cap Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waiver and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

10.77	7.70	6,768	1.30	3.72	1.19	45

10.76	7.60	701	1.55	3.97	1.40	45

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available) are valued at the last reported sale price as of the close of regular trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in the Dreyfus Cash Management money market fund are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

18	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices in markets which are not active, or prices based on inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2015:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$456	$—	$456
Austria	—	46	—	46
Belgium	—	65	—	65
Canada	472	—	—	472
China	145	505	—	650
Denmark	—	36	—	36
France	—	139	—	139
Germany	—	154	—	154
Indonesia	—	173	—	173
Ireland	—	93	—	93
Italy	—	225	—	225
Japan	—	1,201	—	1,201
Netherlands	—	122	—	122
New Zealand	—	313	—	313
Norway	—	106	—	106
Philippines	—	127	—	127
Singapore	—	8	—	8
South Africa	—	118	—	118
South Korea	—	91	—	91
Spain	—	146	—	146
Sweden	—	530	—	530
Switzerland	—	36	—	36
Taiwan	—	473	—	473
Thailand	—	375	—	375
Turkey	—	102	—	102
United Kingdom	112	702	—	814

Total Common Stock	729	6,342	—	7,071

Exchange Traded Fund	283	—	—	283

Preference Stock
Italy	—	45	—	45

Total Preference Stock	—	45	—	45

Total Investments in Securities	$1,012	$6,387	$—	$7,399

†	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of significant market movements following the close of local trading or due to “Foreign Line” securities using “Local Line” prices.

Causeway International Small Cap Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to adjustments to security values due to “Foreign Line” securities using “Local Line” pricing.

For the period ended March 31, 2015, there were no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes – It is the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it may enter into foreign currency exchange contracts to minimize foreign exchange risk from the trade date to the settlement

20	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Redemption Fee – The Fund imposes a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applies to exchanges from the Fund. The redemption fee is paid to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to accounts designated as omnibus accounts with the transfer agent. These are arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund may seek agreements with these intermediaries to impose the Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing, including for holders of shares purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios. For the period ended March 31, 2015, the Fund did not retain any redemption fees.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2016 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.30% of Institutional Class and Investor Class average daily net assets. For the period ended March 31, 2015, the Adviser waived its entire advisory fee and reimbursed expenses of $30,470. The expense reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.06% up to $1 billion; 0.05% of the assets exceeding $1 billion up to $2 billion; 0.04% of the assets exceeding $2 billion up to $3 billion; 0.03% of the assets exceeding $3 billion up to $4 billion; and 0.02% of the assets exceeding $4 billion. The Fund is

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

subject to a minimum annual fee of $20,000. If the Fund has three or more share classes, it is subject to an additional minimum fee of $20,000 per additional share class (over two).

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the period ended March 31, 2015, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2015, approximately $5.628 million of net assets were held by affiliated investors.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the period ended March 31, 2015, for the Fund were as follows:

Purchases (000)	Sales (000)
$10,019	$3,098

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments. Investments in smaller companies involve additional risks and typically exhibit higher volatility.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income are recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

At March 31, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$6,724	$854	$(179)	$675

7.	Capital Shares Issued and Redeemed (000)

	Period Ended March 31, 2015 (Unaudited)
	Shares	Value
Institutional Class
Shares Sold	628	$6,301

Increase in Shares Outstanding Derived from Institutional Class Transactions	628	6,301

Investor Class
Shares Sold	86	875
Shares Redeemed	(21)	(219)

Increase in Shares Outstanding Derived from Investor Class Transactions	65	656

Increase in Shares Outstanding from Capital Share Transactions	693	$6,957

8.	Significant Shareholder Concentration

As of March 31, 2015, two of the Fund’s shareholders of record owned 91% of net assets in the Institutional Class.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund entered into an agreement which enables it to participate in a $10 million unsecured committed revolving line of credit, along with certain other series of the Trust, with The Bank of New York Mellon (the “Custodian”) which expires February 24, 2016. The proceeds from the borrowings, if any, shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.12% per annum. As of March 31, 2015, there were no borrowings outstanding.

Causeway International Small Cap Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

24	Causeway International Small Cap Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2014 to March 31, 2015).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

Causeway International Small Cap Fund	25

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expenses Paid During Period
Causeway International Small Cap Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$1,077.00	1.30%	$6.03	*

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.45	1.30%	$6.54	**
Causeway International Small Cap Fund

Actual Portfolio Return
Investor Class	$1,000.00	$1,076.00	1.55%	$7.18	*

Hypothetical 5% Return
Investor Class	$1,000.00	$1,017.20	1.55%	$7.80	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 163/365 (to reflect the period since inception to period end.)
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

26	Causeway International Small Cap Fund

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting on August 4, 2014, the Trustees considered and approved an investment advisory agreement (the “Advisory Agreement”) between Causeway Capital Management Trust (the “Trust”) and Causeway Capital Management LLC (the “Adviser”) with respect to Causeway International Small Cap Fund (the “Fund”) for a two-year period beginning September 20, 2014. Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires the Board of Trustees (the “Board”) of the Trust to approve the Advisory Agreement prior to the commencement of services to the Fund. The Advisory Agreement must be approved by a majority of the Trustees and a majority of the independent Trustees (i.e., Trustees who are not “interested persons” of the Trust as defined in the 1940 Act). The Board was comprised of four independent Trustees and one interested Trustee when the Advisory Agreement was considered.

Information Received. As the Adviser has provided services to the various series of the Trust since it commenced operation in October 2001, the Board is familiar with the Adviser, its operations and personnel. At each regular quarterly meeting, the Board reviews a wide variety of materials relating to the nature, extent and quality of the Adviser’s services. The Board met on August 4, 2014, to consider, among other things, whether to approve the Advisory Agreement. In connection with the meeting, the Trustees received and reviewed extensive materials prepared by the Adviser relating to the Advisory Agreement in response to information requested on the independent Trustees’ behalf by their independent legal counsel.

Factors Considered. In reviewing the Advisory Agreement, the Trustees considered a number of factors including, but not limited to: (1) the nature, extent and quality of the services to be provided by the Adviser, (2) model investment performance of the Adviser for the strategy to be used by the Fund, since the Adviser had not previously managed portfolios using the strategy, (3) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreement with those of other funds, (4) the estimated costs of the services to be provided and estimated profits or losses to be realized by the Adviser and its affiliates from their relationship with the Fund, (5) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, and (6) any other benefits that would be derived by the Adviser from its relationship with the Fund.

First, regarding the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered, among other things, the Adviser’s personnel, experience, general track record and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser’s principal personnel who would provide services to the Fund, as well as the level of attention those individuals would provide to the Fund. The Trustees noted the Adviser’s commitment to devoting resources to staffing and technology in support of its investment management services. They also reviewed the Adviser’s investment philosophy and processes and its compliance program, and considered the scope of the Adviser’s proposed services to the Fund. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser have benefited the Trust generally and will benefit the Fund and its shareholders.

Causeway International Small Cap Fund	27

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

(continued)

Second, regarding the potential investment performance of the Fund, the Trustees reviewed the investment results of the Trust generally and the back-tested performance study of the Fund provided by the Adviser. After discussing the limitations of back-tested performance as well as the Adviser’s general investment management capabilities, the Trustees concluded that the Adviser’s record indicates that its management will benefit the Fund and its shareholders.

Third, regarding the Fund’s proposed advisory fee and total expenses, the Independent Trustees reviewed the material regarding the proposed fee, expenses and expense limitation information provided by the Adviser during the meeting. They noted that the Adviser proposed to limit contractually the Fund’s expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses). The Trustees compared the Fund’s advisory fee and total expenses with those of other similar mutual funds. They noted that the Fund’s advisory fee is slightly higher than the average (by 0.06%) and median (by 0.05%) advisory fees charged by funds in the Morningstar Small/Mid Blend funds category, and its expense ratio for Institutional Class shares is below the average and median of the funds in that Morningstar category, although its expense ratio for Investor Class shares is above the average (by 0.13%) and median (by 0.17%) of the funds in that Morningstar category. The Trustees concluded that the Fund’s proposed advisory fee and expense ratio are reasonable and appropriate under the circumstances.

Fourth, the Trustees considered the Adviser’s estimated costs of providing services to the Fund and estimated profits or losses expected to be realized by the Adviser from its relationship with the Fund. They noted that their previous review of the methodology used to generate those estimates was reasonable, and that the Adviser estimated only a slight profit if the Fund were to achieve initial projected average net assets. They also observed that the Adviser’s estimated profitability was within the range cited as reasonable in various court decisions. After consideration of these matters, the Trustees concluded that the Adviser’s estimated operating margin with respect to its relationship with the Fund is reasonable.

Fifth, regarding economies of scale, the Trustees observed that, although the Fund’s proposed advisory fee schedule does not contain fee breakpoints, it is difficult to determine the existence or extent of any economies of scale. They noted that the Adviser would be sharing economies of scale through reasonable advisory fee levels, the expense limit agreement, and devoting additional resources to staff and technology to focus on continued performance and service to the Fund’s shareholders. The Trustees concluded that under the circumstances the Adviser is sharing any economies of scale with the Fund appropriately.

Sixth, regarding any other benefits that would be derived by the Adviser from its relationship with the Fund – often called “fall-out” benefits — the Trustees observed that the Adviser does not earn common “fall-out” benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from rule 12b-1 fees, “contingent deferred sales commissions” or “float” benefits on short-term cash. The Trustees concluded that, as was the case for the Trust generally, the primary “fall-out” benefit received by the Adviser would be research services provided by brokers to be used by the Fund and that this benefit was reasonable in relation to the value of the services that the Adviser would provide to the Fund.

28	Causeway International Small Cap Fund

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

(concluded)

Approval. At the August 4, 2014 meeting, the Trustees considered the approval of the Advisory Agreement and discussed the information and factors noted above with representatives of the Adviser. The independent Trustees also met in a private session with independent counsel at which no representatives of the Adviser were present. In their deliberations, the independent Trustees did not identify any particular information or factor that was determinative or controlling, each Trustee did not necessarily attribute the same weight to each factor, and the foregoing summary does not detail all the matters considered. Based on their review, the Trustees (including the independent Trustees) unanimously concluded that the Advisory Agreement is fair and reasonable to the Fund and its shareholders, the Fund’s advisory fee is reasonable and approval of the Advisory Agreement is in the best interests of the Fund and its shareholders, and the Board of Trustees approved the Advisory Agreement for a two-year period beginning September 20, 2014.

Causeway International Small Cap Fund	29

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-010-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 5, 2015

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 5, 2015